RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - ROU ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 95,568	$ 81,447
Additions	19,565	34,863
Additions through business acquisitions	138,471	0
Write-downs, impairments, and accelerated depreciation	(194)	(6,614)
Depreciation, right-of-use assets	(18,658)	(14,128)
Ending balance	$ 234,752	$ 95,568